Basis of Presentation and Significant Accounting Policies (Details) - Schedule of Class A ordinary shares reflected in the balance sheets	3 Months Ended
Mar. 31, 2022 USD ($)
Schedule of Class A ordinary shares reflected in the balance sheets [Abstract]
Gross proceeds	$ 115,000,000
Less:
Class A Ordinary Shares issuance costs	(6,750,445)
Plus:
Accretion of carrying value to redemption value	6,750,445
Class A Ordinary Shares subject to possible redemption	$ 115,000,000